Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 22. RELATED PARTY TRANSACTIONS

Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2019	2018
Salaries and other benefits	$8,747	$6,732
Equity settled share based compensation	9,047	5,562
Cash settled share based compensation	1,432	722
	$19,226	$13,016

Key management personnel are comprised of the directors and executive officers of the Corporation. Certain executive officers have entered into employment agreements with Precision that provide termination benefits of up to 24 months base salary plus up to two times targeted incentive compensation upon dismissal without cause.